--------------------------------------------------------------------------------

                                    COLONIAL

                                    MUNICIPAL

                                     INCOME

                                      TRUST

--------------------------------------------------------------------------------

                                  ANNUAL REPORT
                                NOVEMBER 30, 1997

                   COLONIAL MUNICIPAL INCOME TRUST HIGHLIGHTS
                      DECEMBER 1, 1996 - NOVEMBER 30, 1997

INVESTMENT OBJECTIVE: Colonial Municipal Income Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. The Trust's secondary objective is to preserve its capital.

The Fund is Designed to Offer:
  |X|                   Potential for high tax-free income
  |X|                   Experienced professional management
  |X|                   Expert credit analysis

PORTFOLIO MANAGER COMMENTARY: "With the supply of high yield municipal bonds continuing to diminish while demand remains strong, careful credit analysis and broad diversification become more important than ever. In this challenging environment, we continually analyze the current holdings in our portfolio, and are constantly studying new issues across sectors in a search for value."
                                                                -- Bonny Boatman

                   COLONIAL MUNICIPAL INCOME TRUST PERFORMANCE

     Distributions declared per share(1)                          $0.507
--------------------------------------------------------------------------------
     12-month total return, assuming
     reinvestment of all distributions
     |X| NAV                                                       7.07%
     |X| Market Price                                             11.67%
--------------------------------------------------------------------------------
     Price per share
     |X| NAV                                                       $7.41
     |X| Market Price                                              $7.56

(1) A portion of the Fund's income may be subject to the alternative minimum tax.

The Fund may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed.

TOP FIVE SECTORS                         QUALITY BREAKDOWN
(as of 11/30/97)                         (as of 11/30/97)
--------------------------------------------------------------------------------

(as of 11/30/97)

Nursing Home ................. 19.8%     AAA: ......................... 14.5%
Housing ...................... 13.5%     Non-rated: ................... 49.6%
Refunded .....................  9.1%     AA: ..........................  3.4%
Hospital .....................  6.2%     A: ...........................  7.1%
Industrial ...................  6.0%     BBB: ......................... 21.4%
                                         BB: ..........................  2.5%
                                         Net Cash & Equivalents: ......  1.1%
                                         B: ...........................  0.4%

Sector and quality breakdowns are calculated as a percent of total unaudited investments, including short-term obligations.

Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                     [Photo of Harold W. Cogger]

I am pleased to present the annual report for Colonial Municipal Income Trust. This report reflects on the investment environment for the 12 months ended November 30, 1997.

The economy grew at a healthy pace during the past year. The strength of the economy during the first quarter of 1997 led the Federal Reserve Board to raise short-term interest rates in March for the first time in two years. This action was a response to growing concern about future wage and price inflation. As interest rates rose, bond prices declined. However, by mid-April, economic growth appeared to slow while inflation remained under control. During the second half of the period, interest rates declined and bond prices rose. Looking forward, we anticipate that moderate economic growth will continue in 1998 and that inflation will remain subdued despite low levels of unemployment.

During the year, the yield spreads between high and low quality municipal bonds decreased. This means that investors were not rewarded for taking on additional risk associated with lower quality bonds, particularly in the non-rated sector. As interest rates declined during the last months of the period, investors increasingly "reached" for yield, despite an increase in supply. This resulted in further rising prices for lower quality municipal bonds. While these conditions made identifying attractive new investments more difficult, the Fund's lower quality holdings benefited from this trend.

The long-term benefits of investing in any municipal bond fund include tax-free income as well as the opportunity to diversify your fixed-income portfolio.

Respectfully,

/s/ Harold W. Cogger
Harold W. Cogger
President
January 9, 1998

Because market conditions change frequently, there can be no assurance that the trends described here will continue.

                              INVESTMENT PORTFOLIO
                               NOVEMBER 30, 1997

MUNICIPAL BONDS - 97.1%                                    PAR           VALUE
--------------------------------------------------------------------------------
EDUCATION - 2.9%
EDUCATION - 0.9%
CA Statewide Communities
 Development Corp., J. Paul Getty
 Trust Center,
                          5.000%      10/01/23 (a)       $  2,000       $  1,905
                                                                        --------
LOCAL GENERAL OBLIGATIONS - 1.0%
LA New Orleans,
 Series 1991,
                           (b)        09/01/15              4,000          1,570
NY New York City,
 Series C,
                          5.375%      11/15/17                550            540
                                                                        --------
                                                                           2,110
                                                                        --------
STUDENT LOAN - 1.0%
SD State Student Loan Finance Corp.,
 Series 1996-E,
                          6.550%      08/01/20              2,000          2,062
                                                                        --------

--------------------------------------------------------------------------------
HEALTHCARE - 26.3%
HOSPITAL - 6.0%
AL Alabama Special Care Facilities Authority,
 Montgomery Healthcare,
 Series 1989,
                         11.000%      10/01/19              2,280          2,326
GA Clayton Hospital Authority,
 The Woodlands Foundation, Inc.,
 Series 1991-A,
                          9.750%      05/01/21 (c)          1,500            975
IL State Health Facilities Authority,
 Edgewater Medical Center,
 Series A,
                          9.250%      07/01/24              2,250          2,745
MN St. Paul Housing & Redevelopment Authority,
 Healtheast Project, Series A,
                          5.700%      11/01/15 (d)          2,000          2,002
NJ Health Care Facilities Financing
 Authority, Raritan Bay Medical Center,
                          7.250%      07/01/27              1,000          1,076
PA Delaware County Authority,
 Southeastern Pennsylvania Obligated Group,
 Series 1996:
                          6.000%      12/15/16              1,400          1,451
                          6.000%      12/15/26                500            516
VT State Educational & Health
 Buildings Authority, Financing Agency,
 Springfield Hospital, Series A,
                          7.750%      01/01/13              1,040          1,164
                                                                        --------
                                                                          12,255
                                                                        --------

INTERMEDIATE CARE FACILITIES - 1.0%
MA State Health & Educational
 Facilities Authority Corp. for
 Independent Living,
                          8.100%      07/01/18                685            744
TN Shelby County, Health, Education,
 & Housing Facilities Board, Open Arms
 Development Center:
       Series 1992-A,
                          9.750%      08/01/19                510            600
       Series 1992-C,
                          9.750%      08/01/19                520            612
                                                                        --------
                                                                           1,956
                                                                        --------

NURSING HOMES - 19.3%
CO State Health Facilities Authority,
 American Housing Foundation, Inc.,
 Series 1990-A,
                         10.250%      12/01/20              1,500          1,500
DE State Economic Development Authority,
                         12.000%      04/01/25              2,255          2,450
DE Sussex County, Healthcare Facility,
 Delaware Health Corp.,
 Series 1994-A,
                          7.600%      01/01/24              1,000          1,030
FL Flagler County Industrial
 Development Authority,
 South Florida Properties, Series 1988,
                         10.500%      12/01/18 (c)          1,455          1,164
IA State Finance Authority,
 Care Initiatives Project,
 Series 1996,
                          9.250%      07/01/25              1,000          1,331
IN Gary Industrial Economic Development,
 West Side Health Care Center,
 Series 1987-A,
                         11.500%      10/01/17              2,470          2,555
IN Michigan City Health Facilities,
 Metropolitan Health Foundation, Inc.,
 Project,
                         10.000%      11/01/22              4,500          4,500
KS Halstead Industrial Health Care
 Project,
                         10.250%      08/01/13 (c)          1,330            532
KY Jefferson County First Mortgage
 Kentucky Iowa, Inc. Project,
 Series 1990,
                         10.250%      01/01/20                975          1,023
KY Lexington-Fayette Urban County
 Government, First Mortgage, AHF
 Kentucky-Iowa, Inc. Project,
 Series 1990,
                         10.250%      01/01/20                975          1,023
MA Boston, St. Joseph Nursing Care
 Center, Inc., Series 1990,
                         10.000%      01/01/20 (e)          1,940          2,110
MA State Industrial Finance Agency,
 GF/Massachusetts, Inc.,
 Series 1994,
                          8.300%      07/01/23                980          1,011
MI Cheboygan County Economic
 Development Corp., Metro Health
 Foundation Project, Series 1993,
                         10.000%      11/01/22 (f)          2,440          2,440
MO Springfield Industrial Development
 Authority,
                         10.250%      12/01/10              1,175          1,191
NJ Economic Development Authority,
 Geriatric and Medical Service, Inc.,
 Series A,
                         10.500%      05/01/04                725            772
NM City of Clovis,
 Retirement Ranches Project,
                         10.750%      04/01/19              2,135          2,292
OH Lucas County, Gericare, Inc.,
 Series 1988-B,
                         10.500%      06/01/18              2,500          2,556
OH Montgomery County,
 Grafton Oaks Limited Partners,
 Series 1986,
                          9.750%      12/01/16              1,480          1,406
OK Muskogee County Economic Development Authority,
 Authority Health Facilities,
 Heartway Corp.:
       Series A,
                          9.500%      03/01/19              1,545          1,560
       Series B,
                           (b)        03/01/19                250             63
PA Philadelphia Authority for
 Industrial Development:
   First Mortgage, The Care Pavilion,
   Series 1988,
                         10.250%      02/01/18                965            966
   RHA/Philadelphia Project,
                         10.250%      11/01/18              1,450          1,448
TN New Tazewell Health, Education and
 Housing Facilities Board,
 New Tazewell, Series 1987,
                         10.000%      06/01/17              1,615          1,636
VA Virginia Beach Development Authority,
 Beverly Enterprises,  Series 1985,
                         10.000%      04/01/10              1,795          1,972
WA Kitsap County Housing Authority,
 Martha & Mary Nursing Home,
                          7.100%      02/20/36                643            727
                                                                        --------
                                                                          39,258
                                                                        --------

--------------------------------------------------------------------------------
HOUSING - 13.9%
ASSISTED LIVING/SENIOR - 4.2%
FL Clearwater Housing Authority,
 Hampton Apartments,
 Series 1994,
                          8.250%      05/01/24              2,500          2,659
IL State Development Finance Authority,
 Care Institute, Inc.,
                          8.250%      06/01/25              1,500          1,646
MN Roseville, Care Institute, Inc.,
 Series 1993,
                          7.750%      11/01/23              1,630          1,630
PA Montgomery County Industrial
 Development Authority, Assisted
 Living Facility, Series 1993-A,
                          8.250%      05/01/23                810            860
TX Bell County Health Facilities
 Development Corp., Care Institutions, Inc.,
                          9.000%      11/01/24              1,500          1,667
                                                                        --------
                                                                           8,462
                                                                        --------

MULTI-FAMILY - 8.8%
FL Hialeah Housing Authority,
 Series 1991,
                          9.500%      11/01/21              1,000            950
FL State Housing Finance Agency,
 Windsong Apartments,
 Series 1993-C,
                          9.250%      01/01/19                830            852
IL Chicago, Michigan Boulevard Garden
 Apartment Rehabilitation Project,
 Series 1985,
                         12.000%      01/01/00                295            298
MN Washington County Housing &
 Redevelopment Authority,
 Cottages of Aspen, Series 1992,
                          9.250%      06/01/22              1,080          1,195
MN White Bear Lake,
 Birch Lake Townhomes Project:
       Series 1989-A,
                         10.250%      07/15/19              1,770          1,788
       Series 1989-B,
                           (g)        07/15/19                678          1,239
NC Eastern Carolina Regional Housing
 Authority, New River Apartments,
 Jacksonville, Series 1994,
                          8.250%      09/01/14              1,910          1,986
Resolution Trust Corp.,
Pass Through Certificates,
Series 1993-A,
                          8.500%      12/01/16 (f)          4,248          4,423
SC State Housing Finance and Development
 Multi-family Housing Finance Revenue,
 Westbridge Apartments, Series A,
                          9.500%      09/01/20              2,170          2,224
TN Franklin Industrial Board,
 Landings Apartment Project,
 Series 1996-B,
                          8.750%      04/01/27                800            811
TX Galveston Health Facilities Center,
 Pass Through Certificates,
                          8.000%      08/01/23              1,000          1,055
VA Alexandria Redevelopment
 & Housing Authority, Courthouse
 Commons Apartments, Series 1990-A,
                         10.000%      01/01/21              1,000          1,019
                                                                        --------
                                                                          17,840
                                                                        --------

SINGLE-FAMILY - 0.9%
AK State Housing Finance Corp.,
 Series 1996-A,
                          6.050%      12/01/17              1,000          1,051
KY 1986 County Single Family Mortgage
 Revenue, Class A,
                          9.000%      09/01/16                 30             31
PA Allegheny County,
 Residential Financial Authority,
 Single-family Mortgage, Series 1987-G,
                          9.500%      12/01/18                660            673
                                                                        --------
                                                                           1,755
                                                                        --------

--------------------------------------------------------------------------------
OTHER - 9.4%
LOCAL APPROPRIATED - 0.5%
CA Compton Civic Center,
 Project,
                          5.500%      09/01/15              1,000            986
                                                                        --------

REFUNDED/ESCROWED (H) - 8.9%
AZ Apache County School District,
 Number 010 Round Valley
 Project of 1987, Series 1990-C,
                          9.875%      07/01/05              2,000          2,200
DE State Economic Development Authority,
 Riverside Hospital,
 Series 1992-A,
                          9.500%      01/01/22                885          1,147
ID State Health Facilities Authority,
 IHC Hospitals, Inc.,
                          8.260%      02/15/21              2,750          3,135
IL Chicago Public Building Commission,
 Series 1990-A,
                          7.000%      01/01/20 (a)          2,000          2,455
MA State Industrial Finance Agency Tunnel
 Revenue, Mary Ann Morse Nursing Home, Inc.,
 Series 1991-I,
                         10.000%      01/01/21              1,200          1,427
MA State Industrial Finance Agency,
 Series 1990,
                          9.000%      10/01/20                935          1,067
MN Mille Lacs Capital Improvement Authority,
 Mille Lacs Bond of Chippewa,
 Series 1992-A,
                          9.250%      11/01/12              1,050          1,295
MO Hannibal Industrial Development Authority,
 Regional Healthcare Systems,
 Series 1992,
                          9.500%      03/01/22              2,000          2,445
NC Lincoln County,
 Lincoln County Hospital,
                          9.000%      05/01/07                500            603
WA State Health Care Facilities Authority,
 Grays Harbor Community Hospital,
 Series 1993:
                          7.200%      07/01/03                330            361
                          8.025%      07/01/20              1,770          1,982
                                                                        --------
                                                                          18,117
                                                                        --------

--------------------------------------------------------------------------------
OTHER REVENUE - 15.5%
CHEMICALS - 3.6%
LA St. Charles Parish,
 Union Carbide Corp.,
 Series 1992,
                          7.350%      11/01/22              2,000          2,215
SC York County,
 Hoechst Celanese Corp.,
 Series 1994,
                          5.700%      01/01/24              5,000          5,088
                                                                        --------
                                                                           7,303
                                                                        --------

HOTELS - 1.2%
MN Burnsville Commercial Development,
 Holiday Inn Project,
                         10.600%      06/01/06              2,500          2,526
                                                                        --------

MANUFACTURING - 5.9%
CO Mesa County Industrial Development,
 Joy Technologies, Inc.,
 Series 1992,
                          8.500%      09/15/06              1,000          1,134
IL State Development Finance Authority,
 Armstrong World Industries, Inc. Project,
                          5.950%      12/01/24              1,000          1,053
IN State Development Finance Authority,
 Inland Steel, Series A,
                          5.750%      10/01/11                750            761
LA Southern Louisiana Port Commission,
 Cargill, Inc. Project,
                          5.850%      04/01/17                500            529
MA State Industrial Finance Agency,
 House of Bianchi, Inc.,
                          8.750%      06/01/18                325            328
MN Brooklyn Park, TL Systems Corp.,
 Series 1991,
                         10.000%      09/01/16                785            968
OH Cuyahoga County,
 Joy Technologies, Inc.,
 Series 1992,
                          8.750%      09/15/07                550            629
TX Trinity River Authority,
 Texas Instruments Project,
 Series 1996,
                          6.200%      03/01/20                750            788
VA Halifax County Industrial Development,
 Craddock-Terry, Inc., Series 1989,
                         10.000%      12/01/19 (c)          1,010            404
VA Pittsylvania County Industrial
 Development, Craddock-Terry, Inc.,
 Series 1989,
                         10.000%      12/01/19 (c)          1,085            358
VA Prince Edward County Industrial
 Development, Craddock-Terry, Inc.,
 Series 1989,
                         10.000%      12/01/19 (c)          1,860            930
WA Pilchuck Public Development Corp.,
 Goodrich (B.F.) Co. Tramco Project,
 Series 1993,
                          6.000%      08/01/23              4,000          4,095
                                                                        --------
                                                                          11,977
                                                                        --------

OIL & GAS - 0.8%
WA Pierce County Economic
 Development Corp.,
 Occidental Petroleum Co.,
                          5.800%      09/01/29              1,500          1,511
                                                                        --------

OTHER - 2.1%
IN Hammond, American Maize
 Products Co., Series 1994,
                          8.000%      12/01/24              2,000          2,333
LA Port New Orleans Industrial Development,
 Continental Grain Co., Series 1993,
                          7.500%      07/01/13              1,000          1,096
MD Baltimore, Park Charles Project,
 Series 1986,
                          8.000%      01/01/10                805            872
                                                                        --------
                                                                           4,301
                                                                        --------

PAPER PRODUCTS - 1.0%
SC Darlington County,
 Industrial Development Authority,
 SONOCO Products Co. Project,
                          6.125%      06/01/25              2,000          2,093
                                                                        --------

RETAIL - 0.4%
OH Lake County,
 North Madison Properties,
 Series 1993,
                          8.819%      09/01/11                710            764
                                                                        --------

STATE APPROPRIATED - 0.5%
NY Metropolitan Transportation Authority,
 Commuter Facilities, Series 1997-8,
                          5.250%      07/01/17                945            918
                                                                        --------

--------------------------------------------------------------------------------
RESOURCE RECOVERY - 3.4%
DISPOSAL - 2.9%
CT State Development Authority,
 Sewer Sludge Disposal Facilities,
 Series 1996,
                          8.250%      12/01/06              1,250          1,303
GA Fulton County Development
 Authority, Very, Inc.,
                         10.500%      12/01/07              1,370          1,432
MA Boston Industrial Development
 Finance Authority, Jet-A-Way, Inc.,
                         10.500%      01/01/11              1,000          1,108
MA State Industrial Finance Agency:
 Massachusetts Environmental Services,
 Series 1994-A,
                          8.750%      11/01/21 (c)            975            731
 Peabody Monofill Associates, Inc.,
 Series 1995,
                          9.000%      09/01/05              1,110          1,228
                                                                        --------
                                                                           5,802
                                                                        --------

RESOURCE RECOVERY - 0.5%
PA Delaware County Industrial
 Development Authority, Series A,
                          6.200%      07/01/19              1,000          1,061
                                                                        --------

--------------------------------------------------------------------------------
TAX-BACKED - 5.2%
SALES & EXCISE TAX - 4.9%
IL Metropolitan Pier & Exposition
 Authority, Series 1996-A:
                           (b)        12/15/13 (a)          5,000          2,175
                           (b)        12/15/21 (a)(i)       8,000          2,190
IL Metropolitan Pier & Exposition Authority,
 McCormick Project:
                           (b)        06/15/14 (a)(i)       5,000          2,088
                           (b)        06/15/15              3,000          1,185
IL State Development Finance Authority,
 City of Marion Project,
 Series 1991,
                          9.625%      09/15/21              1,460          1,095
PR Commonwealth of Puerto Rico
 Highway & Transportation Authority,
 Series 1996-Y,
                          5.500%      07/01/36              1,300          1,321
                                                                        --------
                                                                          10,054
                                                                        --------

SPECIAL PROPERTY TAX - 0.3%
CA Riverside County Public Financing
 Authority Redevelopment Projects, Series A,
                          5.500%      10/01/22                650            640
                                                                        --------

--------------------------------------------------------------------------------
TRANSPORTATION - 8.0%
AIR TRANSPORTATION - 5.1%
IN Indianapolis Airport Authority:
 Federal Express Corp.,
 Series 1994,
                          7.100%      01/15/17              2,000          2,235
 United Airlines Project,
 Series A,
                          6.500%      11/15/31              2,000          2,150
KY Kenton County Airport Board,
 Delta Airlines, Inc.,
 Series 1992-A,
                          7.500%      02/01/20              2,500          2,772
NY Port Authority of New York/New Jersey,
 JFK International Airport, Series 6,
                          6.250%      12/01/08              1,000          1,123
TX Alliance Airport Authority:
 American Airlines Project,
                          7.500%      12/01/29              1,000          1,094
 Federal Express Corp.,
 Series 1996,
                          6.375%      04/01/21              1,000          1,071
                                                                        --------
                                                                          10,445
                                                                        --------

TOLL FACILITIES - 2.9%
CA San Joaquin Hills Transportation
 Corridor Agency:
 Series 1993:
                           (b)        01/01/25             10,000          2,350
                          5.000%      01/01/33              2,480          2,300
 Series A,
                           (b)        01/15/15              3,000          1,211
                                                                        --------
                                                                           5,861
                                                                        --------

UTILITY - 12.5%
INDIVIDUAL POWER PRODUCER - 3.9%
FL Martin County Industrial
 Development Authority, Indiantown
 Cogeneration Project, Series 1994-A,
                          7.875%      12/15/25              1,000          1,160
NY Port Authority of New York &
 New Jersey, KIAC Partners,
 Series 1996-IV,
                          6.750%      10/01/11              2,000          2,175
PA Economic Development Finance
 Authority, Colver Project, Series D:
                          7.125%      12/01/15                500            551
                          7.150%      12/01/18              3,750          4,134
                                                                        --------
                                                                           8,020
                                                                        --------

INVESTOR OWNED - 2.0%
AZ Pima County Industrial Development Authority,
 Tucson Electric Power Co., Series A,
                          6.100%      09/01/25                750            758
IL Bryant Pollution Control Revenue,
 Central Illinois Light Co.,
 Series 1993,
                          5.900%      08/01/23              2,000          2,060
NM Farmington, San Juan Public
 Service Co. Project, Series D,
                          6.375%      04/01/22              1,250          1,325
                                                                        --------
                                                                           4,143
                                                                        --------

MUNICIPAL ELECTRIC - 2.5%
TX Austin, Series 1994:
                           (b)        05/15/17 (a)          6,600          2,327
                           (b)        05/15/18              5,000          1,669
WA Chelan County Public Utilities,
 District No. 1, Series A,
                          5.600%      07/01/20              1,000          1,005
                                                                        --------
                                                                           5,001
                                                                        --------

WATER & SEWER - 4.1%
LA Public Facility Belmont Water
 Authority,
                          9.000%      03/15/24 (f)            730            657
MS Five Lakes Utility District,
                          8.250%      07/15/24                500            400
NJ State Economic Development
 Authority, Hills Development Co.,
                         10.500%      09/01/08              2,100          2,132
NY New York City Municipal Water
 Finance Authority, Series B,
                          5.250%      06/15/29              4,000          3,875
TX Houston Water & Sewer System,
 Series C,
                           (b)        12/01/12 (a)          3,000          1,376
                                                                        --------
                                                                           8,440
                                                                        --------

TOTAL MUNICIPAL BONDS (cost of $189,471) (j)                             197,566
                                                                        --------

SHORT-TERM OBLIGATIONS - 1.0%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (k)
IN Portage Economic Development Revision,
  Pedcor Investments, Series A,
                          4.050%      08/01/30                400            400
MI Monroe County Economic Development
 Corp., Detroit Edison Co.,
 Series CC,
                          3.850%      10/01/24                100            100
MS Perry County,
 Leaf River Forest Project,
                          3.900%      03/01/02                300            300
NC Halifax County Industrial Facilities
 & Pollution Control Authority,
 Westmoreland Coal Co.,
                          3.900%      12/01/19                300            300
NY State,
 Series 1994-A4,
                          3.850%      08/01/21              1,000          1,000
                                                                        --------
TOTAL SHORT-TERM OBLIGATIONS                                               2,100
                                                                        --------
OTHER ASSETS & LIABILITIES, NET- 1.9%                                      3,867
--------------------------------------------------------------------------------

NET ASSETS - 100%                                                       $203,533
                                                                        ========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) These securities, or a portion thereof, with a total market value of $9,221 are being used to collateralize open future contracts.
(b) Zero coupon bond.

(c) This issuer is in default of certain debt covenants. Income is not being accrued.

(d) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.

(e) This is a restricted security which was acquired on April 25, 1990 at a cost of $1,921. This security represents 1.0% of the Fund's net assets at November 30, 1997

(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1997, the value of these securities amounted to $7,520 or 3.7% of net assets.

(g) Accrued interest accumulates in the value of the security and is payable at redemption. The value of this security represents fair value as determined under procedures approved by the Trustees.

(h) The Fund has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(i) These securities, or a portion thereof, with a total market value of $2,191 are being used to collateralize the delayed delivery purchase indicated in note (d) above.

(j) Cost for federal income tax purposes is $189,499.

(k) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1997.

Long futures contracts open at November 30, 1997:

                     Par value                                      Unrealized
                     covered by        Expiration                  appreciation
Type                 contracts           month                     at 11/30/97
--------------------------------------------------------------------------------
Municipal bonds      $1,800             December                       $ 25
Treasury bonds        1,700              March                            8
                                                                       ----
                                                                       $ 33
                                                                       ====

See notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES
                                NOVEMBER 30, 1997

(in thousands except for per share amount)
ASSETS
Investments at value (cost $189,471)                            $  197,566
Short-term obligations                                               2,100
                                                                ----------
                                                                   199,666
Receivable for:
  Interest                                        $ 4,955
  Investments sold                                  2,061
Other                                                   8            7,024
                                                  --------      ----------
     Total Assets                                                  206,690

LIABILITIES
Payable for:
  Investments purchased                             1,992
  Distributions                                     1,125
Accrued:
  Deferred Trustees fees                                4
Other                                                  36
                                                  --------
     Total Liabilities                                               3,157
                                                                ----------

NET ASSETS  at value for 27,449
  shares of beneficial interest outstanding                     $  203,533
                                                                ==========

Net asset value per share                                       $    7.41
                                                                =========

COMPOSITION OF NET ASSETS
Capital paid in                                                 $  244,936
Undistributed net investment income                                    510
Accumulated net realized loss                                      (50,041)
Net unrealized appreciation on:
  Investments                                                        8,095
  Open futures contracts                                                33
                                                                ----------
                                                                $  203,533
                                                                ==========

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1997

(in thousands)
INVESTMENT INCOME
Interest                                                                $15,540

EXPENSES
Management fee                                         $1,315
Transfer agent                                             91
Bookkeeping fee                                            54
Trustees fee                                               19
Custodian fee                                              13
Audit fee                                                  42
Legal fee                                                 100
Reports to shareholders                                    17
Other                                                      83             1,734
                                                       ------           -------
       Net Investment Income                                             13,806
                                                                        -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss                                                        (7,104)
Change in net unrealized appreciation during
 the period on:
  Investments                                           7,279
  Open futures contracts                                   33
                                                       ------
     Net change in unrealized appreciation                                7,312
                                                                        -------
       Net Gain                                                             208
                                                                        -------

Net Increase in Net Assets from Operations                              $14,014
                                                                        =======

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
(in thousands)                                    Year ended November 30
                                              -----------------------------
INCREASE (DECREASE) IN NET ASSETS                1997                1996
Operations:
Net investment income                         $   13,806           $ 13,853
Net realized gain (loss)                          (7,104)                70
Net unrealized appreciation (depreciation)         7,312             (1,839)
                                              ----------           --------
    Net Increase from Operations                  14,014             12,084

Distributions:
From net investment income                       (13,887)           (13,957)
                                              ----------           --------
                                                     127             (1,873)
Fund Share Transactions:
Value of distributions reinvested                    613               --
                                              ----------           --------
        Total Increase (Decrease)                    740             (1,873)

NET ASSETS
Beginning of period                              202,793            204,666
                                              ----------           --------
End of period (including undistributed
 net investment income of $510 and
 $467, respectively)                          $  203,533           $202,793
                                              ==========           ========

NUMBER OF FUND SHARES
Issued for distributions reinvested                   82               --
Outstanding at
     Beginning of period                          27,367             27,367
                                              ----------           --------
     End of period                                27,449             27,367
                                              ----------           --------

See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1997

NOTE 1.  ACCOUNTING POLICIES
-------------------------------------------------------------------------------
ORGANIZATION: Colonial Municipal Income Trust (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. The Fund's secondary objective is to preserve its capital. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
-------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out out of the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
-------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended November 30, 1997, purchases and sales of investments, other than short-term obligations, were $31,173,662 and $29,390,408, respectively.

Unrealized appreciation (depreciation) at November 30, 1997, based on cost of investments for income tax purposes was:

Gross unrealized appreciation                         $ 13,490,261
Gross unrealized depreciation                           (5,423,382)
                                                      ------------
        Net unrealized appreciation                   $  8,066,879
                                                      ============

Capital loss carryforwards: At November 30, 1997, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

              Year of                                 Capital loss
             expiration                               carryforward
             ----------                               ------------
               1998                                   $  6,551,000
               1999                                      6,352,000
               2000                                      9,103,000
               2001                                      7,979,000
               2002                                      5,301,000
               2003                                      7,499,000
               2004                                          4,000
               2005                                      7,197,000
                                                      ------------
                                                      $ 49,986,000
                                                      ============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

                    FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:


                                             Year ended November 30
                                    ----------------------------------------
                                      1997             1996           1995
Net asset value -
   Beginning of period              $  7.410         $  7.480       $  7.150
                                    --------         --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                  0.509            0.508          0.547
Net realized and
   unrealized gain (loss)             (0.002)          (0.068)         0.335
                                    --------         --------       --------
   Total from Investment
      Operations                       0.507            0.440          0.882
                                    --------         --------       --------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income            (0.507)          (0.510)        (0.552)
In excess of net
   investment income                     --               --             --
                                    --------         --------       --------
Total Distributions
   Declared to Shareholders           (0.507)          (0.510)        (0.552)
                                    --------         --------       --------
Net asset value -
   End of period                    $  7.410         $  7.410       $  7.480
                                    ========         ========       ========
Market price per share -
   End of period                    $  7.560         $  7.250       $  6.750
                                    ========         ========       ========
Total return - based on net asset
   value (a)                           7.07%            6.38%         12.96%
                                    ========         ========       ========
Total return - based on market
   value (b)                          11.67%           15.36%          8.04%
                                    ========         ========       ========

RATIOS TO AVERAGE NET ASSETS
Expenses                               0.86%(c)         0.91%(c)       0.98%(c)
Net investment income                  6.83%(c)         6.87%(c)       7.47%(c)
Portfolio turnover                       15%              22%            24%
Net assets at end  of
  period (000)                      $203,533         $202,793       $204,666

(a) Total return at net asset value assuming all distributions reinvested.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                       FINANCIAL HIGHLIGHTS - CONT.

                        Year ended November 30
                       ----------------------------
                            1994           1993

                         $  7.830       $  7.890
                         --------       --------

                            0.609          0.639

                           (0.707)        (0.063)
                         --------       --------

                           (0.098)         0.576
                         --------       --------


                           (0.582)        (0.632)

                            -             (0.004)
                         --------       --------

                           (0.582)        (0.636)
                         --------       --------

                         $  7.150       $  7.830
                         ========       ========

                         $  6.750       $  8.000
                         ========       ========

                           (0.42)%         7.42%
                         ========       ========

                         (10.06)%         11.56%
                         ========       ========


                            0.90%          0.87%
                            8.12%          8.03%
                              24%            21%

                         $195,444       $213,292


-------------------------------------------------------------------------------
Federal income tax information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF COLONIAL MUNICIPAL
INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Municipal Income Trust at November 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
January 9, 1998

                           DIVIDEND REINVESTMENT PLAN
As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan") shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash paid by check mailed directly to the record holder by the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. For shares issued at a discount from market value, the difference between market value and issue price may represent taxable income at the time of issuance. Any portion of the discount includable in income will increase the basis of the shares issued. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought in the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

Participants in the Plan have the option of making additional cash payments to the Plan administrator semiannually, for investment in the Trust's shares. Such payments may be made in any amount from $100 to $500. The administrator will use all funds received from participants (as well as any dividends and distributions received in cash) to purchase Trust shares in the open market semiannually. Interest will not be paid on any uninvested cash payments.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertified form, although participants have the right to receive certificates for whole shares issued to them.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gain or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan other than brokerage charges will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 8200, Boston, Massachusetts 02266-8200.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Municipal Income Trust is:
State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
1-800-426-5523


Colonial Municipal Income Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

                                    TRUSTEES
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C. S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

                                                        IT-02/551E-1197 M (1/98)